February 28, 2012

PRAXIS MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS
DATED MAY 1, 2011

NOTICE OF THE CHANGE OF THE INVESTMENT POLICIES
FOR THE VALUE INDEX FUND AND GROWTH INDEX FUND

Praxis Value Index Fund

Effective April 30, 2012, the principal investment strategies for the Praxis Value Index Fund will be changed to track a new benchmark index, the Standard & Poor’s Value Index, while continuing to incorporate the stewardship investing core values.

Accordingly, the following sections should be revised as detailed below.

1.  “Principal investment strategies” on Page 20 of the Prospectus

Former Praxis Value Index Fund Principal Investment Strategies:

“The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap value equities market, while incorporating stewardship investing core values. The Fund employs an index management strategy designed to track the performance of the Everence Value Index, (See “Value Index Construction” below). The Fund uses sampling and/or optimization techniques to manage the Fund to approximate the characteristics of the Everence Value Index without owning all of the stocks in the Everence Value Index.

Value Index Construction The Everence Value Index is a custom index calculated by Morgan Stanley Capital International Inc. (“MSCI”) based on stocks screened by Everence from the MSCI US Prime Market Value Index. The MSCI US Prime Market Value Index represents the value companies (defined by price to book, projected price to earnings, and dividend yield) of the MSCI US Prime Market 750 Index, a universe of large and medium capitalization companies in the U.S. equity market.”

New Praxis Value Index Fund Principal Investment Strategies:

“The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization value equities market, as measured by the Standard & Poor’s Value Index. The Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective, including the Fund’s stewardship investing core values.”

All references in the Prospectus to the Praxis Value Index Fund’s “Principal investment strategies” should be replaced with the Fund’s new “Principal investment strategies” detailed above.

2.  “Policies and strategies” on Page 53 of the Statutory Prospectus

Former Praxis Value Index Fund Policies and Strategies:

“The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap value equities market, while incorporating stewardship investing core values. The Fund employs a passive management strategy designed to track the performance of the Everence Value Index. Under normal circumstances, the Fund will invest at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in securities that make up the Everence Value Index. The Fund invests primarily in equity securities and utilizes indexing techniques to approximate the performance of the Everence Value Index.”

New Praxis Value Index Fund Policies and Strategies:

“Under normal circumstances, the Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Since investments are subject to screens based on the Praxis Stewardship Investing core values, certain constituents of the benchmark index will be excluded.”

All references in the Prospectus to the Praxis Value Index Fund’s “Policies and strategies” should be replaced with the Fund’s new “Policies and strategies” detailed above.

Praxis Growth Index Fund

Effective April 30, 2012, the principal investment strategies for the Praxis Growth Index Fund will be changed to track a new benchmark index, the Standard & Poor’s Growth Index, while continuing to incorporate the stewardship investing core values.

Accordingly, the following sections should be revised as detailed below.

1.  “Principal investment strategies” on Page 25 of the Prospectus

Former Praxis Growth Index Fund Principal Investment Strategies:

“The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating the Praxis stewardship investing core values. The Fund employs an index management strategy designed to track the performance of the Everence Growth Index. The Fund uses sampling and/or optimization techniques to manage the Fund to approximate the characteristics of the Everence Growth Index without owning all of the stocks in the Everence Growth Index.

Growth Index Construction The Everence Growth Index is a custom index calculated by Morgan Stanley Capital International Inc. (``MSCI”) based on stocks screened by Everence from the MSCI US Prime Market Growth Index. The MSCI US Prime Market Growth Index represents the growth companies (defined using earnings growth projections, current earnings growth, and historical earnings and sales growth) of the MSCI US Prime Market 750 Index, a universe of large and medium capitalization companies in the U.S. equity market.”

New Praxis Growth Index Fund Principal Investment Strategies:

“The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s Growth Index. The Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective, including the Fund’s stewardship investing core values.”

All references in the Prospectus to the Praxis Growth Index Fund’s “Principal investment strategies” should be replaced with the Fund’s new “Principal investment strategies” detailed above.

2.  “Policies and strategies” on Page 54 of the Statutory Prospectus

Former Praxis Growth Index Fund Policies and Strategies

“The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating stewardship investing core values. The Fund employs a passive management strategy designed to track the performance of the Everence Value Index. Under normal circumstances, the Fund will invest at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in securities that make up the Everence Value Index. The Fund invests primarily in equity securities and utilizes indexing techniques to approximate the performance of the Everence Growth Index.”

New Praxis Growth Index Fund Policies and Strategies:

“Under normal circumstances, the Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Since investments are subject to screens based on the Praxis Stewardship Investing core values, certain constituents of the benchmark index will be excluded.”

All references in the Prospectus to the Praxis Growth Index Fund’s “Policies and strategies” should be replaced with the Fund’s new “Policies and strategies” detailed above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE